Xtrackers Harvest CSI 300 China A-Shares ETF Average Annual Total Returns		12 Months Ended	60 Months Ended	120 Months Ended
	May 31, 2025	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
CSI 300 Index (reflects no deductions for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent		14.52%	0.37%	1.42%
MSCI ACWI ex USA Index (reflects no deductions for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent		5.53%	4.10%	4.80%
Xtrackers Harvest CSI 300 China A-Shares ETF | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		12.04%	(1.19%)	(0.67%)
Xtrackers Harvest CSI 300 China A-Shares ETF | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		7.43%	(0.67%)	0.03%
Xtrackers Harvest CSI 300 China A-Shares ETF | Return Before Taxes[Member]
Prospectus [Line Items]
Average Annual Return, Percent		12.55%	(0.80%)	0.49%
Performance Inception Date	Nov. 06, 2013